Company's Ownership Interest in Vies (Detail)	12 Months Ended
Dec. 31, 2011
Home Inns Xiamen
Variable Interest Entity [Line Items]
VIEs ownership interest	51.00%
Home Inns Fuzhou
Variable Interest Entity [Line Items]
VIEs ownership interest	51.00%
Home Inns Caoxi
Variable Interest Entity [Line Items]
VIEs ownership interest	51.00%
Home Inns Caobao
Variable Interest Entity [Line Items]
VIEs ownership interest	75.00%
Home Inns Dongguan
Variable Interest Entity [Line Items]
VIEs ownership interest	65.00%
Home Inns Fuzhou Kuaijie
Variable Interest Entity [Line Items]
VIEs ownership interest	70.00%